UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Francis C. Poli Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ASSETS FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2017. The net asset values (NAV) per share at that date were $8.63, $8.61, $8.65, $8.71 and $8.64 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2017
Cohen & Steers Real Assets Fund—Class A	–0.47%
Cohen & Steers Real Assets Fund—Class C	–0.88%
Cohen & Steers Real Assets Fund—Class I	–0.33%
Cohen & Steers Real Assets Fund—Class R	–0.51%
Cohen & Steers Real Assets Fund—Class Z	–0.33%
Blended Benchmark[a]	2.29%
Consumer Price Index +4%[a]	2.40%
MSCI World Index—net[a]	10.66%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets.

Market Review

Real asset categories as a group had a modestly positive return in the first half of 2017. Gains in global infrastructure stocks and real estate stocks more than countered overall weakness in the commodity complex, which was hindered by significant declines in crude oil and other energy prices.

a  For benchmark descriptions, see pages 4 and 5.

COHEN & STEERS REAL ASSETS FUND, INC.

The period was broadly favorable for equities, aided by improving economic data, expectations of business-friendly government initiatives and generally positive year-ahead corporate guidance. Stocks also drew support from a benign interest-rate backdrop. While the Federal Reserve raised short-term interest rates by a total of 0.50% during the period in response to an improving economy, U.S. bond yields declined as inflation expectations dropped along with retreating oil prices. The yield on the 10-year Treasury fell from 2.5% at the start of the period to 2.3% at the end of the period.

Sovereign bond yields in Europe and Asia were mostly lower as well. However, yields globally were volatile late in the period in reaction to comments from the president of the European Central Bank (ECB) that suggested the bank may begin to decrease its quantitative easing programs. The president reiterated that any policy changes would be gradual, and other ECB officials quickly released comments with a softer tone.

Fund Performance

The Fund had a slightly negative total return in the period and underperformed its blended benchmark. Our overweight in commodities detracted from relative performance, as the group underperformed other real assets categories. Contract selection within commodities also hindered performance, in part due to our overweight in crude oil. Oil prices fell amid concerns that increased U.S. drilling activity and rising inventories could undermine efforts by the Organization of Petroleum Exporting Countries (OPEC) to stabilize oil markets through production cuts. Near the end of the period, OPEC and 11 participating non-OPEC members formally ratified an agreement to extend production cuts through March 2018.

Within the Fund's allocation to natural resource equities, our overweight in the energy sector hampered performance. Sentiment toward energy companies was soft due to the downturn in oil as well as natural gas prices, which fell despite a year-over-year decline in U.S. production and a narrowing of the gas surplus relative to its five-year average. The Fund's underweight in metals & mining companies detracted from relative performance as well, as the group had a modest gain, although with a wide dispersion of returns.

The Fund's underweight in global infrastructure stocks weighed on relative performance. The group had a sizable return, with gains made across most subsectors. Electric utilities, which tend to be sensitive to changes in interest rates, rose as bond yields declined. More cyclical subsectors also performed well, benefiting from signs of improving economic growth, particularly in Europe, where certain airport and toll road companies were among the top performers.

Favorable stock selection in the Fund's allocation to real estate stocks contributed to relative performance. We had a significant underweight in U.S. retail landlords, which struggled amid ongoing news of store closings and concerns regarding the expansion of e-commerce. Stock selection in the U.K. also helped performance. We maintained a focus on U.K. real estate sectors that we believe are less economically sensitive and less likely to be hindered by Brexit, such as student housing, self storage, health care and e-commerce-focused logistics warehouse landlords. Companies in these sectors generally outperformed in the period.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund's investments in foreign securities contributed positively to absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund's investments denominated in foreign currencies are subject to foreign currency risk.

COHEN & STEERS REAL ASSETS FUND, INC.

Most currencies appreciated against the U.S. dollar, including the euro, U.K. pound and Japanese yen. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a net tailwind for absolute returns.

Impact of Derivatives on Fund Performance

The Fund engaged in the buying and selling of commodities contracts with the intention of enhancing total returns. These contracts significantly detracted from the Fund's total return for the six-month period ended June 30, 2017.

Sincerely,

VINCENT L. CHILDERS	JON CHEIGH	BENJAMIN ROSS
Portfolio Manager	Portfolio Manager	Portfolio Manager

NICK KOUTSOFTAS	BEN MORTON	CHRISTOPHER RHINE
Portfolio Manager	Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2017

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–5.45%[a]	–2.60%[b]	—	—	—
1 Year (without sales charge)	–0.99%	–1.62%	–0.56%	–1.03%	–0.56%
5 Years (with sales charge)	–1.25%[a]	–1.01%	—	—	—
5 Years (without sales charge)	–0.34%	–1.01%	–0.03%	–0.48%	–0.11%
Since Inception[c] (with sales charge)	–2.07%[a]	–1.91%	—	—	—
Since Inception[c] (without sales charge)	–1.23%	–1.91%	–0.91%	–1.37%	–0.99%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the April 1, 2017 prospectus were as follows: Class A—1.65% and 1.16%; Class C—2.30% and 1.81%; Class I—1.34% and 0.81%; Class R—1.80% and 1.31%; and Class Z—1.30% and 0.81%. Through June 30, 2019, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund's total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

The Blended Benchmark consists of 27.5% FTSE EPRA/NAREIT Developed Real Estate Index—net, 27.5% Bloomberg Commodity Total Return Index, 15% S&P Global Natural Resources Index—net, 10% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 5% Gold Index and 15% Dow Jones-Brookfield Global Infrastructure Index. The FTSE EPRA/NAREIT Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity REITs and listed property companies from developed markets and is net of dividend withholding taxes. The Bloomberg Commodity Total Return Index is a broadly diversified index that tracks the commodity markets through commodity futures contracts. The index is made up of exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. The S&P Global Natural Resources Index—net includes the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index tracks the performance of U.S.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)—(Continued)

dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, with a remaining term to final maturity of less than 3 years. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The Dow Jones Brookfield Global Infrastructure Index is a float-adjusted market-capitalization-weighted index that measures performance of globally domiciled companies that derive more than 70% of their cash flows from infrastructure lines of business. The Consumer Price Index (CPI) is a broad measure of average price changes for a diverse basket of goods and services. The CPI is focused on items typically purchased by urban consumers, across diverse households and geographies. The benchmark is represented by the change in the CPI +4% per year. The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1.00%.

c  Inception date of January 31, 2012.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017—June 30, 2017.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period[a] January 1, 2017– June 30, 2017
Class A
Actual (–0.47% return)	$1,000.00	$995.30	$5.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual (–0.88% return)	$1,000.00	$991.20	$8.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00
Class I
Actual (–0.33% return)	$1,000.00	$996.70	$3.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01
Class R
Actual (–0.51% return)	$1,000.00	$994.90	$6.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.51
Class Z
Actual (–0.33% return)	$1,000.00	$996.70	$3.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized net expense ratios of 1.15%, 1.80%, 0.80%, 1.30% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS REAL ASSETS FUND, INC.

June 30, 2017
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
iShares Gold Trust ETF	$7,686,733	4.4
American Tower Corp.	2,003,986	1.2
AvalonBay Communities	1,881,344	1.1
Exxon Mobil Corp.	1,666,106	1.0
Essex Property Trust	1,649,873	0.9
HCP	1,640,667	0.9
Royal Dutch Shell PLC	1,587,927	0.9
Total SA	1,520,464	0.9
Cheung Kong Property Holdings Ltd.	1,386,310	0.8
Dexus Property Group	1,359,002	0.8

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Consolidated Schedule of Investments for additional details on such other positions.

Strategy Breakdownb

(Unaudited)

b  The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivative exposure.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

		Number of Shares	Value
COMMON STOCK	59.9%
AUSTRALIA	2.0%
ELECTRIC—REGULATED ELECTRIC	0.4%
Spark Infrastructure Group		298,200	$600,495
MATERIALS—METALS & MINING	0.3%
Rio Tinto Ltd.		3,011	146,423
South32 Ltd. (GBP)		209,273	433,382
			579,805
REAL ESTATE	1.3%
DIVERSIFIED	0.8%
Dexus Property Group		186,514	1,359,002
INDUSTRIALS	0.5%
Goodman Group		159,303	963,605
TOTAL REAL ESTATE			2,322,607
TOTAL AUSTRALIA			3,502,907
AUSTRIA	0.4%
REAL ESTATE—RESIDENTIAL
BUWOG AG		23,867	685,717
BELGIUM	0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA		2,438	212,657
BRAZIL	0.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.2%
BRF SA, ADR (USD)		23,897	281,746
ENERGY—OIL & GAS	0.0%
Petroleo Brasileiro SA, ADR (USD)[a]		7,986	63,808
REAL ESTATE—RETAIL	0.1%
BR Malls Participacoes SA		67,391	243,087
WATER	0.1%
Cia de Saneamento Basico do Estado de Sao Paulo		16,869	161,210
TOTAL BRAZIL			749,851
CANADA	3.6%
ENERGY—OIL & GAS	0.3%
Suncor Energy		18,897	552,134

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
MATERIALS	1.3%
CHEMICALS	0.7%
Agrium (USD)		4,646	$420,417
Potash Corp. of Saskatchewan (USD)		44,418	724,013
			1,144,430
METALS & MINING	0.6%
Barrick Gold Corp. (USD)		43,487	691,878
Franco-Nevada Corp.		2,141	154,483
Goldcorp (USD)		19,348	249,783
			1,096,144
TOTAL MATERIALS			2,240,574
PIPELINES—C-CORP	1.6%
Enbridge		16,428	654,434
Kinder Morgan Canada Ltd., 144Aa,b		16,615	202,819
Pembina Pipeline Corp.		26,299	871,022
TransCanada Corp.		21,527	1,026,218
			2,754,493
REAL ESTATE—OFFICE	0.4%
Allied Properties REIT		21,244	637,582
TOTAL CANADA			6,184,783
CHINA	0.1%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)		138,000	194,783
FRANCE	2.7%
AIRPORTS	0.2%
Aeroports de Paris		2,907	469,148
ENERGY—OIL & GAS	0.9%
Total SA		30,755	1,520,464
REAL ESTATE	0.8%
OFFICE	0.4%
Gecina SA		4,492	704,679
RETAIL	0.4%
Klepierre		17,382	712,420
TOTAL REAL ESTATE			1,417,099

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
TOLL ROADS	0.8%
Vinci SA		15,863	$1,353,952
TOTAL FRANCE			4,760,663
GERMANY	1.3%
ELECTRIC—REGULATED ELECTRIC	0.2%
Innogy SE, 144Ab		8,292	326,408
REAL ESTATE	1.1%
OFFICE	0.3%
Alstria Office REIT AG		36,606	494,816
RESIDENTIAL	0.8%
ADO Properties SA, 144Ab		5,836	246,860
Deutsche Wohnen AG		32,894	1,258,215
			1,505,075
TOTAL REAL ESTATE			1,999,891
TOTAL GERMANY			2,326,299
HONG KONG	2.7%
CONSUMER STAPLES—FOOD	0.2%
WH Group Ltd. (Cayman Islands), 144Ab		431,900	435,913
ELECTRIC—REGULATED ELECTRIC	0.3%
CLP Holdings Ltd.		56,500	597,750
REAL ESTATE	2.2%
DIVERSIFIED	2.0%
Cheung Kong Property Holdings Ltd.		177,000	1,386,310
Hang Lung Properties Ltd.		403,000	1,006,539
Sun Hung Kai Properties Ltd.		66,000	969,612
			3,362,461
RETAIL	0.2%
Link REIT		50,000	380,406
TOTAL REAL ESTATE			3,742,867
TOTAL HONG KONG			4,776,530

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
ITALY	0.5%
COMMUNICATIONS—TOWERS	0.2%
Ei Towers S.p.A.		3,450	$199,582
Infrastrutture Wireless Italiane S.p.A., 144Ab		25,398	144,287
			343,869
PIPELINES—C-CORP	0.3%
Snam S.p.A.		118,157	514,981
TOTAL ITALY			858,850
JAPAN	4.4%
CONSUMER—NON-CYCLICAL	0.2%
NH Foods Ltd.		11,292	342,851
INDUSTRIAL—MACHINERY	0.5%
Kubota Corp.		48,945	821,371
MATERIALS—METALS & MINING	0.4%
JFE Holdings		18,700	324,288
Nippon Steel & Sumitomo Metal Corp.		18,700	421,966
			746,254
RAILWAYS	0.4%
Central Japan Railway Co.		2,300	374,421
West Japan Railway Co.		4,500	317,511
			691,932
REAL ESTATE	2.9%
DIVERSIFIED	2.0%
Activia Properties		149	636,537
Mitsui Fudosan Co., Ltd.		45,397	1,081,899
Sumitomo Realty & Development Co., Ltd.		35,000	1,078,240
Tokyo Tatemono Co., Ltd.		53,667	702,359
			3,499,035
OFFICE	0.6%
Hulic REIT		135	210,647
Kenedix Office Investment Corp.		66	352,078
Nippon Building Fund		74	377,648
			940,373

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
RETAIL	0.3%
Japan Retail Fund Investment Corp.		305	$562,681
TOTAL REAL ESTATE			5,002,089
TOTAL JAPAN			7,604,497
JERSEY	0.5%
MATERIALS—METALS & MINING
Glencore PLC (GBP)		239,524	895,972
LUXEMBOURG	0.3%
MATERIALS—METALS & MINING
ArcelorMittal[a]		23,383	530,399
MEXICO	0.1%
TOLL ROADS
OHL Mexico SAB de CV		149,105	215,088
NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.		61,673	322,233
NORWAY	0.4%
MATERIALS—CHEMICALS	0.2%
Yara International ASA		7,621	286,264
REAL ESTATE—OFFICE	0.2%
Entra ASA, 144Ab		29,782	370,993
TOTAL NORWAY			657,257
RUSSIA	0.3%
ENERGY—OIL & GAS	0.2%
Gazprom OAO, ADR (USD)		64,846	256,660
Lukoil PJSC, ADR (USD)		2,195	106,897
			363,557
MATERIALS—METALS & MINING	0.1%
MMC Norilsk Nickel PJSC, ADR (USD)		14,441	199,286
TOTAL RUSSIA			562,843

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
SINGAPORE	0.3%
CONSUMER STAPLES—FOOD PRODUCTS	0.2%
Golden Agri-Resources Ltd.		327,600	$89,232
Wilmar International Ltd.		113,100	275,202
			364,434
REAL ESTATE—INDUSTRIALS	0.1%
Global Logistic Properties Ltd.		77,000	159,957
TOTAL SINGAPORE			524,391
SOUTH KOREA	0.5%
MATERIALS—METALS & MINING
Korea Zinc Co., Ltd.		490	195,289
POSCO		2,405	603,273
			798,562
SPAIN	1.3%
ELECTRIC—REGULATED ELECTRIC	0.2%
Red Electrica Corp. SA		14,645	306,016
REAL ESTATE—DIVERSIFIED	0.6%
Hispania Activos Inmobiliarios SA		14,496	239,657
Merlin Properties Socimi SA		66,856	844,537
			1,084,194
TOLL ROADS	0.5%
Ferrovial SA		38,562	855,987
TOTAL SPAIN			2,246,197
SWEDEN	0.5%
MATERIALS—METALS & MINING	0.1%
Boliden AB		6,927	189,029
REAL ESTATE—DIVERSIFIED	0.4%
Fastighets AB Balder, Class Ba		15,186	367,722
Hufvudstaden AB		18,278	303,089
			670,811
TOTAL SWEDEN			859,840

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
SWITZERLAND	0.2%
AIRPORTS
Flughafen Zuerich AG		1,211	$297,288
UNITED KINGDOM	4.9%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.5%
Associated British Foods PLC		15,982	611,150
Cranswick PLC		5,849	213,610
			824,760
ELECTRIC—REGULATED ELECTRIC	0.3%
National Grid PLC		43,854	543,646
ENERGY	1.3%
INTEGRATED OIL & GAS	0.9%
Royal Dutch Shell PLC		59,112	1,587,927
OIL & GAS	0.4%
BP PLC		102,825	593,017
TOTAL ENERGY			2,180,944
MATERIALS—METALS & MINING	0.7%
Antofagasta PLC		28,513	296,908
BHP Billiton PLC		58,324	893,338
			1,190,246
REAL ESTATE	1.7%
DIVERSIFIED	0.2%
LondonMetric Property PLC		126,413	275,618
HEALTH CARE	0.2%
Assura PLC		431,199	358,310
INDUSTRIALS	0.6%
Segro PLC		128,259	817,213
Tritax Big Box REIT PLC		126,781	241,414
			1,058,627
OFFICE	0.1%
Workspace Group PLC		20,243	234,785
RESIDENTIAL	0.3%
UNITE Group PLC		56,400	476,743

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
SELF STORAGE	0.3%
Big Yellow Group PLC		34,886	$359,863
Safestore Holdings PLC		43,475	238,614
			598,477
TOTAL REAL ESTATE			3,002,560
WATER—WATER UTILITIES	0.4%
United Utilities Group PLC		65,041	734,882
TOTAL UNITED KINGDOM			8,477,038
UNITED STATES	32.2%
COMMUNICATIONS—TOWERS	1.7%
American Tower Corp.		15,145	2,003,986
Crown Castle International Corp.		9,981	999,897
			3,003,883
CONSUMER—NON-CYCLICAL	1.9%
AGRICULTURE	0.9%
Archer-Daniels-Midland Co.		22,605	935,395
Bunge Ltd.		7,569	564,647
			1,500,042
FOOD PRODUCTS	1.0%
Ingredion		1,241	147,940
Pinnacle Foods		6,071	360,617
Tyson Foods, Class A		20,796	1,302,454
			1,811,011
TOTAL CONSUMER—NON-CYCLICAL			3,311,053
DIVERSIFIED	0.1%
Macquarie Infrastructure Co. LLC		2,573	201,723
ELECTRIC	1.6%
INTEGRATED ELECTRIC	0.3%
NextEra Energy		2,843	398,390
Pattern Energy Group		8,266	197,061
			595,451

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
REGULATED ELECTRIC	1.3%
CMS Energy Corp.		4,175	$193,094
Edison International		9,139	714,578
Great Plains Energy		7,760	227,213
WEC Energy Group		3,058	187,700
Xcel Energy		18,465	847,174
			2,169,759
TOTAL ELECTRIC			2,765,210
ENERGY	2.9%
OIL & GAS	2.6%
Chevron Corp.		9,769	1,019,200
EOG Resources		8,249	746,699
Exxon Mobil Corp.		20,638	1,666,106
Marathon Petroleum Corp.		2,783	145,634
Pioneer Natural Resources Co.		4,414	704,386
RSP Permian[a]		9,744	314,439
			4,596,464
OIL & GAS SERVICES	0.3%
Schlumberger Ltd.		7,870	518,161
TOTAL ENERGY			5,114,625
GAS DISTRIBUTION	0.7%
Atmos Energy Corp.		4,884	405,128
Sempra Energy		6,413	723,066
			1,128,194
GOLD	4.4%
iShares Gold Trust ETF[a]		643,780	7,686,733
INDUSTRIALS	0.9%
BUILDING PRODUCTS	0.2%
Eagle Materials		3,184	294,265
DIVERSIFIED MANUFACTURING	0.2%
Caterpillar		2,786	299,384
MACHINERY	0.5%
Deere & Co.		8,010	989,956
TOTAL INDUSTRIALS			1,583,605

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
MATERIALS	1.8%
CHEMICALS	1.0%
FMC Corp.		8,181	$597,622
Monsanto Co.		9,399	1,112,466
			1,710,088
METALS & MINING	0.8%
Alcoa Corp.		17,190	561,254
Freeport-McMoRan[a]		15,736	188,989
Newmont Mining Corp.		8,506	275,509
Steel Dynamics		8,431	301,914
			1,327,666
TOTAL MATERIALS			3,037,754
PIPELINES	1.5%
PIPELINES—C-CORP	1.4%
Antero Midstream GP LPa		9,335	205,183
Cheniere Energy[a]		14,429	702,836
Kinder Morgan		48,873	936,407
ONEOK		11,000	573,760
			2,418,186
PIPELINES—MLP	0.1%
Hess Midstream Partners LPa		8,497	173,084
Rice Midstream Partners LP		2,867	57,168
			230,252
TOTAL PIPELINES			2,648,438
RAILWAYS	0.1%
CSX Corp.		3,178	173,392
REAL ESTATE	14.2%
HEALTH CARE	1.0%
HCP		51,335	1,640,667

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
HOTEL	0.9%
Hilton Worldwide Holdings		5,616	$347,349
Host Hotels & Resorts		26,669	487,243
Red Rock Resorts, Class A		10,354	243,837
Sunstone Hotel Investors		31,790	512,455
			1,590,884
INDUSTRIALS	0.5%
Prologis		14,377	843,067
OFFICE	3.0%
Corporate Office Properties Trust		20,046	702,211
Cousins Properties		87,851	772,210
Douglas Emmett		18,067	690,340
Empire State Realty Trust, Class A		27,920	579,899
Kilroy Realty Corp.		7,567	568,660
Parkway		15,949	365,073
SL Green Realty Corp.		6,650	703,570
Vornado Realty Trust		9,519	893,834
			5,275,797
RESIDENTIAL	4.6%
APARTMENT	2.7%
AvalonBay Communities		9,790	1,881,344
Essex Property Trust		6,413	1,649,873
UDR		28,730	1,119,608
			4,650,825
MANUFACTURED HOME	1.1%
Equity Lifestyle Properties		8,788	758,756
Sun Communities		13,459	1,180,220
			1,938,976
SINGLE FAMILY	0.5%
American Homes 4 Rent, Class A		35,509	801,438
STUDENT HOUSING	0.3%
Education Realty Trust		13,234	512,817
TOTAL RESIDENTIAL			7,904,056

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
SELF STORAGE	0.6%
Extra Space Storage		14,270	$1,113,060
SHOPPING CENTERS	2.1%
COMMUNITY CENTER	0.6%
Brixmor Property Group		13,318	238,126
Kimco Realty Corp.		9,553	175,297
Weingarten Realty Investors		23,348	702,775
			1,116,198
FREE STANDING	0.6%
Realty Income Corp.		17,742	979,003
REGIONAL MALL	0.9%
GGP		34,050	802,218
Simon Property Group		4,510	729,538
			1,531,756
TOTAL SHOPPING CENTERS			3,626,957
SPECIALTY	1.5%
CyrusOne		9,278	517,248
Digital Realty Trust		6,412	724,235
DuPont Fabros Technology		12,585	769,699
Equinix		936	401,694
GEO Group/The		7,773	229,848
			2,642,724
TOTAL REAL ESTATE			24,637,212
WATER	0.4%
American Water Works Co.		9,659	752,919
TOTAL UNITED STATES			56,044,741
TOTAL COMMON STOCK (Identified cost—$94,443,631)			104,289,386
PREFERRED SECURITIES—$25 PAR VALUE	0.4%
NETHERLANDS	0.1%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Aegon NV, 6.50% (USD)[c]		4,000	104,760

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Shares	Value
UNITED STATES	0.3%
BANKS
GMAC Capital Trust I, 6.967%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Mo. US LIBOR + 5.785%)[d]		23,200	$607,840
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$695,601)			712,600
		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	5.1%
CAYMAN ISLANDS	0.6%
BANKS—FOREIGN	0.3%
SMFG Preferred Capital, 9.50%, 144A (USD)[b,c]		$400,000	431,115
INTEGRATED TELECOMMUNICATIONS SERVICES	0.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (USD)[b]		500 †	581,094
TOTAL CAYMAN ISLANDS			1,012,209
FRANCE	0.5%
BANKS—FOREIGN	0.3%
Credit Agricole SA, 8.375%, 144A (USD)[b,c]		400,000	448,000
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN	0.2%
CNP Assurances, 7.50% (USD)[c]		400,000	423,500
TOTAL FRANCE			871,500
JAPAN	0.2%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (USD)[b,c]		250,000	287,094
NETHERLANDS	0.7%
BANKS—FOREIGN	0.6%
Rabobank Nederland, 11.00%, 144A (USD)[b,c]		850,000	990,463
INSURANCE—MULTI-LINE—FOREIGN	0.1%
ING Capital Funding Trust III, 4.896%, Series 9 (FRN) (3 Mo. US LIBOR + 3.60%) (USD)[c,d]		292,000	293,276
TOTAL NETHERLANDS			1,283,739

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Principal Amount	Value
SWITZERLAND	0.5%
INSURANCE—REINSURANCE—FOREIGN
Aquarius + Investments PLC, 8.25% (USD)[c]		$750,000	$797,233
UNITED KINGDOM	0.4%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN	0.2%
Friends Life Holdings PLC, 7.875% (USD)[c]		300,000	319,693
MULTI-LINE—FOREIGN	0.2%
Aviva PLC, 8.25% (USD)[c]		350,000	357,217
TOTAL UNITED KINGDOM			676,910
UNITED STATES	2.2%
BANKS	0.5%
Goldman Sachs Group/The, 2.922%, due 10/28/27, Series GMTN (FRN) (3 Mo. US LIBOR + 1.75%)[d]		175,000	182,139
JPMorgan Chase & Co., 1.771%, due 3/9/21, (FRN) (3 Mo. US LIBOR + 0.55%)[d]		200,000	200,072
PNC Financial Services Group, 6.75%[c]		175,000	197,531
Wells Fargo & Co., 7.98%, Series Kc		250,000	260,000
			839,742
COMMUNICATIONS—TELECOMMUNICATION	0.1%
AT&T, 5.20%, due 3/15/20		250,000	268,803
ELECTRIC—INTEGRATED	0.2%
Emera US Finance LP, 2.15%, due 6/15/19		300,000	299,862
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.3%
Daimler Finance North America LLC, 2.20%, due 5/5/20, 144Ab		100,000	100,040
General Motors Financial Co., 2.085%, due 4/13/20, (FRN) (3 Mo. US LIBOR + 0.93%)[d]		188,000	189,037
General Motors Financial Co., 2.708%, due 1/14/22, (FRN) (3 Mo. US LIBOR + 1.55%)[d]		155,000	158,149
Morgan Stanley, 5.55%, Series Jc		100,000	104,600
			551,826
INSURANCE	0.5%
LIFE/HEALTH INSURANCE	0.2%
Prudential Financial, 8.875%, due 6/15/38		364,000	387,773

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Principal Amount	Value
MULTI-LINE	0.3%
Hartford Financial Services Group/The, 8.125%, due 6/15/68		$400,000	$423,104
TOTAL INSURANCE			810,877
REAL ESTATE	0.6%
DIVERSIFIED	0.3%
VEREIT, 3.00%, due 8/1/18, (Convertible)		550,000	553,094
FINANCE	0.1%
Ventas Realty LP/Ventas Capital Corp., 4.00%, due 4/30/19		195,000	200,487
HEALTH CARE	0.1%
Senior Housing Properties Trust, 3.25%, due 5/1/19		100,000	101,006
SPECIALTY	0.1%
Digital Realty Trust LP, 5.25%, due 3/15/21		250,000	270,976
TOTAL REAL ESTATE			1,125,563
TOTAL UNITED STATES			3,896,673
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,748,060)			8,825,358
CORPORATE BONDS	2.1%
CAYMAN ISLANDS	0.2%
INSURANCE
XLIT Ltd., 2.30%, due 12/15/18 (USD)		288,000	289,369
UNITED KINGDOM	0.2%
BANKS—FOREIGN
HSBC Holdings PLC, 2.65%, due 1/5/22, (FRN) (3 Mo. US LIBOR + 1.50%) (USD)[d]		100,000	102,933
Standard Chartered PLC, 2.10%, due 8/19/19, 144A (USD)[b]		300,000	299,051
TOTAL UNITED KINGDOM			401,984
UNITED STATES	1.7%
BANKS	0.2%
Ally Financial, 4.75%, due 9/10/18		250,000	257,500
ELECTRIC—REGULATED ELECTRIC	0.1%
Southern Co./The, 2.15%, due 9/1/19		250,000	250,238

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Principal Amount	Value
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.1%
General Motors Financial Co, 2.40%, due 5/9/19		$200,000	$200,625
REAL ESTATE	1.2%
DIVERSIFIED	0.5%
Select Income REIT, 2.85%, due 2/1/18		350,000	351,497
WEA Finance LLC, 2.70%, due 9/17/19, 144Ab		435,000	438,819
			790,316
FINANCE	0.3%
VEREIT Operating Partnership LP, 3.00%, due 2/6/19		500,000	505,220
SHOPPING CENTERS	0.4%
DDR Corp., 7.875%, due 9/1/20		150,000	171,940
Kimco Realty Corp., 6.875%, due 10/1/19		250,000	275,422
Realty Income Corp., 6.75%, due 8/15/19		250,000	273,173
			720,535
TOTAL REAL ESTATE			2,016,071
UTILITIES—INTEGRATED ELECTRIC	0.1%
Progress Energy, 4.875%, due 12/1/19		200,000	211,925
TOTAL UNITED STATES			2,936,359
TOTAL CORPORATE BONDS (Identified cost—$3,614,434)			3,627,712
U.S. TREASURY INFLATION-PROTECTED SECURITIES	1.6%
U.S. Treasury Inflation Indexed Bonds, 1.875%, due 7/15/19		687,060	716,391
U.S. Treasury Inflation Indexed Bonds, 1.25%, due 7/15/20		896,896	935,173
U.S. Treasury Inflation Indexed Bonds, 1.375%, due 1/15/20		1,158,927	1,201,665
TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$2,867,295)			2,853,229

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

		Number of Contracts	Value
PURCHASED OPTION CONTRACTS	0.0%
PURCHASED CALL OPTION CONTRACTS
Brent Crude Oil, Call, USD Strike Price 55, expires 11/15/17		22	$19,580
TOTAL PURCHASED OPTION CONTRACTS (Identified cost—$80,312)			19,580
		Number of Shares
SHORT-TERM INVESTMENTS	28.3%
MONEY MARKET FUNDS	7.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%[e]		13,000,000	13,000,000
		Principal Amount
U.S. TREASURY BILLS	20.8%
U.S. Treasury Bills, 0.79%, due 7/20/17[f,g]		$10,730,000	10,725,526
U.S. Treasury Bills, 0.87%, due 8/10/17[f]		11,060,000	11,049,309
U.S. Treasury Bills, 0.95%, due 8/31/17[f]		14,390,000	14,368,357
			36,143,192
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$49,141,610)			49,143,192
TOTAL INVESTMENTS (Identified cost—$159,590,943)	97.4%		169,471,057
OTHER ASSETS IN EXCESS OF LIABILITIES[h]	2.6		4,505,881
NET ASSETS	100.0%		$173,976,938

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

Glossary of Portfolio Abbreviations

ADR   American Depositary Receipt

ETF   Exchange-Traded Fund

FRN   Floating Rate Note

GBP   Great British Pound

HKD   Hong Kong Dollar

LIBOR   London Interbank Offered Rate

MLP   Master Limited Partnership

REIT   Real Estate Investment Trust

TruPS   Trust Preferred Securities

USD   United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†  Represents shares.

a  Non-income producing security.

b  Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $5,302,956 or 3.0% of the net assets of the Fund, of which 0.0% are illiquid.

c  Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called earlier by the issuer.

d  Variable rate. Rate shown is in effect at June 30, 2017.

e  Rate quoted represents the annualized seven-day yield of the fund.

f  The rate shown is the effective yield on the date of purchase.

g  All or a portion of this security has been pledged as collateral for futures contracts. $5,498,706 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

h  Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at June 30, 2017.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

Futures contracts outstanding at June 30, 2017 were as follows:

Number of Contracts	Description	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
73	Aluminum HG LME	$3,515,557	$3,486,662	July 17, 2017	$(28,895)
73	Aluminum HG LME	3,464,572	3,503,087	September 18, 2017	38,515
104	Brent Crude Oil[a]	5,255,656	5,072,080	July 31, 2017	(183,576)
66	Coffee C	3,188,171	3,111,075	September 19, 2017	(77,096)
66	Copper	4,317,824	4,473,150	September 27, 2017	155,326
222	Corn	4,350,748	4,229,100	September 14, 2017	(121,648)
11	Feeder Cattle[a]	790,431	808,088	October 26, 2017	17,657
46	Gasoline RBOB	2,852,986	2,902,637	August 31, 2017	49,651
51	Gold	6,312,783	6,335,730	August 29, 2017	22,947
52	KC Wheat	1,211,829	1,376,700	September 14, 2017	164,871
61	Lean Hogs[a]	1,973,463	2,043,500	August 14, 2017	70,037
108	Light Sweet Crude Oil	5,016,386	4,999,320	August 22, 2017	(17,065)
107	Natural Gas	3,244,119	3,243,170	August 29, 2017	(949)
50	Natural Gas	1,602,368	1,529,000	September 27, 2017	(73,368)
51	Nickel LME	2,960,133	2,862,630	July 17, 2017	(97,503)
5	Nickel LME	264,615	281,625	September 18, 2017	17,010
10	Nickel LME	566,010	566,520	December 18, 2017	510
29	NY Harbor ULSD	1,765,268	1,815,673	August 31, 2017	50,405
20	Platinum	939,576	926,400	October 27, 2017	(13,176)
30	Silver	2,586,233	2,494,050	September 27, 2017	(92,183)
9	Silver	815,581	752,940	December 27, 2017	(62,641)
59	Soybean	2,760,426	2,816,513	November 14, 2017	56,087
39	Soybean Meal	1,203,242	1,213,680	December 14, 2017	10,438
70	Soybean Oil	1,354,930	1,400,280	December 14, 2017	45,350
141	Sugar 11	2,446,298	2,180,875	September 29, 2017	(265,423)
130	Wheat	2,975,602	3,419,000	September 14, 2017	443,398
65	Zinc LME	4,242,517	4,479,719	July 17, 2017	237,202
51	Zinc LME	3,209,643	3,519,000	September 18, 2017	309,357
15	Zinc LME	938,656	1,035,000	December 18, 2017	96,344
	SHORT FUTURES OUTSTANDING
73	Aluminum HG LME	(3,453,619)	(3,486,663)	July 17, 2017	(33,044)
1	Aluminum HG LME	(46,634)	(47,987)	September 18, 2017	(1,353)
10	Brent Crude Oil[a]	(552,949)	(495,900)	October 31, 2017	57,049
6	Brent Crude Oil[a]	(319,256)	(304,860)	April 30, 2018	14,396
12	Coffee C	(615,841)	(581,400)	December 18, 2017	34,441
73	Coffee Robusta	(1,475,062)	(1,568,770)	September 29, 2017	(93,708)
13	Copper	(877,890)	(886,275)	December 27, 2017	(8,385)

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2017 (Unaudited)

Number of Contracts[a]	Description	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
25	Cotton No. 2	$(912,560)	$(857,375)	December 6, 2017	$55,185
18	Gasoline RBOB	(1,147,202)	(1,064,448)	September 29, 2017	82,754
12	Gold	(1,532,540)	(1,499,520)	December 27, 2017	33,020
29	Light Sweet Crude Oil	(1,467,429)	(1,395,190)	May 22, 2018	72,239
51	Nickel LME	(2,811,544)	(2,862,630)	July 17, 2017	(51,086)
7	Nickel LME	(372,132)	(394,275)	September 18, 2017	(22,143)
10	Nickel LME	(650,993)	(566,520)	December 18, 2017	84,473
12	Palladium	(933,454)	(1,003,980)	September 27, 2017	(70,526)
65	Zinc LME	(4,074,792)	(4,479,719)	July 17, 2017	(404,927)
29	Zinc LME	(1,832,076)	(2,001,000)	September 18, 2017	(168,924)
15	Zinc LME	(976,242)	(1,035,000)	December 18, 2017	(58,758)
					$272,285

a  Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG   High Grade
LME   London Metal Exchange
RBOB   Reformulated Gasoline Blendstock for Oxygen Blending
ULSD   Ultra Low Sulfur Diesel

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$159,590,943)	$169,471,057
Cash	4,468,092
Foreign currency, at value (Identified cost—$25,781)	25,711
Receivable for:
Investment securities sold	1,984,156
Variation margin on futures contracts	846,456
Fund shares sold	556,326
Dividends and interest	513,692
Other assets	10,365
Total Assets	177,875,855
LIABILITIES:
Payable for:
Fund shares redeemed	2,693,798
Investment securities purchased	631,183
Dividends declared	349,287
Investment advisory fees	36,850
Shareholder servicing fees	18,219
Administration fees	11,763
Distribution fees	704
Directors' fees	23
Other liabilities	157,090
Total Liabilities	3,898,917
NET ASSETS	$173,976,938
NET ASSETS consist of:
Paid-in capital	$179,643,472
Dividends in excess of net investment income	(426,308)
Accumulated net realized loss	(15,393,277)
Net unrealized appreciation	10,153,051
$173,976,938

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2017 (Unaudited)

CLASS A SHARES:
NET ASSETS	$27,774,764
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,217,479
Net asset value and redemption price per share	$8.63
Maximum offering price per share ($8.63 ÷ 0.955)[a]	$9.04
CLASS C SHARES:
NET ASSETS	$7,495,905
Shares issued and outstanding ($0.001 par value common stock outstanding)	870,410
Net asset value, offering and redemption price per share[b]	$8.61
CLASS I SHARES:
NET ASSETS	$136,021,077
Shares issued and outstanding ($0.001 par value common stock outstanding)	15,721,167
Net asset value, offering and redemption price per share	$8.65
CLASS R SHARES:
NET ASSETS	$354,225
Shares issued and outstanding ($0.001 par value common stock outstanding)	40,690
Net asset value, offering and redemption price per share	$8.71
CLASS Z SHARES:
NET ASSETS	$2,330,967
Shares issued and outstanding ($0.001 par value common stock outstanding)	269,915
Net asset value, offering and redemption price per share	$8.64

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividend income (net of $70,079 of foreign withholding tax)	$1,561,271
Interest income	401,613
Total Investment Income	1,962,884
Expenses:
Investment management fees	697,895
Administration fees	116,113
Custodian fees and expenses	103,987
Professional fees	72,529
Distribution fees—Class A	27,113
Distribution fees—Class C	31,624
Distribution fees—Class R	651
Shareholder servicing fees—Class A	10,845
Shareholder servicing fees—Class C	10,541
Shareholder servicing fees—Class I	37,742
Registration and filing fees	45,933
Shareholder reporting expenses	26,145
Transfer agent fees and expenses	21,999
Directors' fees and expenses	15,679
Interest expense	1,397
Miscellaneous	11,058
Total Expenses	1,231,251
Reduction of Expenses (See Note 2)	(406,058)
Net Expenses	825,193
Net Investment Income (Loss)	1,137,691
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(165,519)
Written option contracts	10,326
Futures contracts	(5,518,347)
Foreign currency transactions	(14,194)
Net realized gain (loss)	(5,687,734)
Net change in unrealized appreciation (depreciation) on:
Investments	3,619,156
Futures contracts	(232,555)
Foreign currency translations	3,397
Net change in unrealized appreciation (depreciation)	3,389,998
Net Realized and Unrealized Gain (Loss)	(2,297,736)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,160,045)

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2017	For the Year Ended December 31, 2016
Change in Net Assets:
From Operations:
Net investment income (loss)	$1,137,691	$1,488,057
Net realized gain (loss)	(5,687,734)	5,351,002
Net change in unrealized appreciation (depreciation)	3,389,998	7,961,128
Net increase (decrease) in net assets resulting from operations	(1,160,045)	14,800,187
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(189,927)	(283,447)
Class C	(20,307)	(136,016)
Class I	(1,109,182)	(3,527,682)
Class R	(2,224)	(3,892)
Class Z	(18,978)	(54,026)
Return of capital:
Class A	—	(28,455)
Class C	—	(13,655)
Class I	—	(354,144)
Class R	—	(391)
Class Z	—	(5,423)
Total dividends and distributions to shareholders	(1,340,618)	(4,407,131)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	8,974,848	46,057,580
Total increase (decrease) in net assets	6,474,185	56,450,636
Net Assets:
Beginning of period	167,502,753	111,052,117
End of period[a]	$173,976,938	$167,502,753

a  Includes dividends in excess of net investment income of $426,308 and $223,381, respectively.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the consolidated financial statements. They should be read in conjunction with the consolidated financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$8.73	$7.99	$9.42	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.05	0.05	0.08	0.08	0.06	0.06
Net realized and unrealized gain (loss)	(0.09)	0.91	(1.37)	(0.18)	(0.39)	0.10
Total from investment operations	(0.04)	0.96	(1.29)	(0.10)	(0.33)	0.16
Less dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.20)	(0.12)	(0.08)	(0.06)	(0.13)
Net realized gain	—	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.06)	(0.22)	(0.14)	(0.10)	(0.08)	(0.13)
Net increase (decrease) in net asset value	(0.10)	0.74	(1.43)	(0.20)	(0.41)	0.03
Net asset value, end of period	$8.63	$8.73	$7.99	$9.42	$9.62	$10.03
Total investment return[c,d]	–0.47%[e]	11.99%	–13.80%	–1.07%	–3.22%	1.66%[e]

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in millions)	$27.8	$12.9	$13.2	$19.7	$17.8	$4.6
Ratio of expenses to average daily net assets (before expense reduction)	1.55%[f]	1.69%[g]	1.63%	1.74%	2.13%	2.40%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[f]	1.24%[g]	1.20%	1.35%	1.35%	1.35%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.72%[f]	0.18%[g]	0.43%	0.42%	(0.21)%	(0.43)%[f]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	1.12%[f]	0.63%[g]	0.86%	0.81%	0.57%	0.62%[f]
Portfolio turnover rate[h]	79%[e]	118%	101%	96%	145%	128%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

g  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.68% and 1.23%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.19% and 0.64% respectively.

h  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$8.71	$7.97	$9.38	$9.60	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.01	(0.01)	0.00 [c]	0.00 [c]	(0.01)	0.00 [c]
Net realized and unrealized gain (loss)	(0.09)	0.91	(1.35)	(0.16)	(0.37)	0.09
Total from investment operations	(0.08)	0.90	(1.35)	(0.16)	(0.38)	0.09
Less dividends and distributions to shareholders from:
Net investment income	(0.02)	(0.14)	(0.05)	(0.04)	(0.00)[c]	(0.09)
Net realized gain	—	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.01)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.02)	(0.16)	(0.06)	(0.06)	(0.02)	(0.09)
Net increase (decrease) in net asset value	(0.10)	0.74	(1.41)	(0.22)	(0.40)	0.00
Net asset value, end of period	$8.61	$8.71	$7.97	$9.38	$9.60	$10.00
Total investment return[d,e]	–0.88%[f]	11.28%	–14.46%	–1.74%	–3.76%	0.97%[f]

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in millions)	$7.5	$8.3	$8.7	$15.3	$5.6	$3.8
Ratio of expenses to average daily net assets (before expense reduction)	2.20%[g]	2.37%[h]	2.35%	2.40%	2.78%	3.06%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.80%[g]	1.92%[h]	2.00%	2.00%	2.00%	2.00%[g]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(0.12)%[g]	(0.59)%[h]	(0.30)%	(0.38)%	(0.93)%	(1.11)%[g]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.28%[g]	(0.14)%[h]	0.05%	0.02%	(0.14)%	(0.05)%[g]
Portfolio turnover rate[i]	79%[f]	118%	101%	96%	145%	128%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than 0.005%

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 2.36% and 1.91%, respectively; and the ratio of net investment income (loss) to average daily net assets (before expense reduction and net of expense reduction) would have been (0.58)% and (0.13)% respectively.

i  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$8.75	$8.01	$9.45	$9.64	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.06	0.10	0.09	0.10	0.08	0.09
Net realized and unrealized gain (loss)	(0.09)	0.89	(1.37)	(0.16)	(0.37)	0.11
Total from investment operations	(0.03)	0.99	(1.28)	(0.06)	(0.29)	0.20
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.23)	(0.14)	(0.11)	(0.09)	(0.16)
Net realized gain	—	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.07)	(0.25)	(0.16)	(0.13)	(0.11)	(0.16)
Net increase (decrease) in net asset value	(0.10)	0.74	(1.44)	(0.19)	(0.40)	0.04
Net asset value, end of period	$8.65	$8.75	$8.01	$9.45	$9.64	$10.04
Total investment return[c]	–0.33%[d]	12.32%	–13.64%	–0.67%	–2.83%	2.00%[d]

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in millions)	$136.0	$143.9	$85.9	$160.6	$65.2	$63.7
Ratio of expenses to average daily net assets (before expense reduction)	1.24%[e]	1.41%[f]	1.39%	1.44%	1.79%	2.12%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.80%[e]	0.91%[f]	1.00%	1.00%	1.00%	1.00%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.85%[e]	0.72%[f]	0.66%	0.55%	0.05%	(0.17)%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	1.29%[e]	1.22%[f]	1.05%	0.99%	0.84%	0.95%[e]
Portfolio turnover rate[g]	79%[d]	118%	101%	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.40% and 0.90%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.73% and 1.23% respectively.

g  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$8.81	$8.01	$9.45	$9.65	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.04	(0.06)	0.05	0.05	0.09	0.04
Net realized and unrealized gain (loss)	(0.08)	1.01	(1.37)	(0.16)	(0.42)	0.11
Total from investment operations	(0.04)	0.95	(1.32)	(0.11)	(0.33)	0.15
Less dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.13)	(0.10)	(0.07)	(0.06)	(0.09)
Net realized gain	—	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.06)	(0.15)	(0.12)	(0.09)	(0.08)	(0.09)
Net increase (decrease) in net asset value	(0.10)	0.80	(1.44)	(0.20)	(0.41)	0.06
Net asset value, end of period	$8.71	$8.81	$8.01	$9.45	$9.65	$10.06
Total investment return[c]	–0.51%[d]	11.90%	–14.06%	–1.20%	–3.29%	1.54%[d]

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in 000s)	$354.2	$250.7	$1,190.8	$1,079.0	$150.0	$1.0
Ratio of expenses to average daily net assets (before expense reduction)	1.70%[e]	1.90%[f]	1.85%	1.90%	2.28%	2.55%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.30%[e]	1.45%[f]	1.50%	1.50%	1.50%	1.50%[e]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.45%[e]	(1.10)%[f]	0.26%	0.09%	0.12%	(0.55)%[e]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.85%[e]	(0.65)%[f]	0.61%	0.49%	0.89%	0.46%[e]
Portfolio turnover rate[g]	79%[d]	118%	101%	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

f  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.89% and 1.44%, respectively; and the ratio of net investment income (loss) to average daily net assets (before expense reduction and net of expense reduction) would have been (1.09)% and (0.64)% respectively.

g  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Per Share Operating Performance:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net asset value, beginning of period	$8.74	$8.00	$9.43	$9.62	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.06	0.09	0.08	0.08	0.07	0.06
Net realized and unrealized gain (loss)	(0.09)	0.90	(1.35)	(0.15)	(0.38)	0.11
Total from investment operations	(0.03)	0.99	(1.27)	(0.07)	(0.31)	0.17
Less dividends and distributions to shareholders from:
Net investment income	(0.07)	(0.23)	(0.14)	(0.10)	(0.08)	(0.14)
Net realized gain	—	—	—	(0.01)	—	—
Return of capital	—	(0.02)	(0.02)	(0.01)	(0.02)	—
Total dividends and distributions to shareholders	(0.07)	(0.25)	(0.16)	(0.12)	(0.10)	(0.14)
Net increase (decrease) in net asset value	(0.10)	0.74	(1.43)	(0.19)	(0.41)	0.03
Net asset value, end of period	$8.64	$8.74	$8.00	$9.43	$9.62	$10.03
Total investment return[c]	–0.33%[d]	12.48%[e]	–13.67%[e]	–0.78%	–3.03%	1.73%[d]

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended	For the Year Ended December 31,				For the Period January 31, 2012[a] through
Ratios/Supplemental Data:	June 30, 2017	2016	2015	2014	2013	December 31, 2012
Net assets, end of period (in 000s)	$2,331.0	$2,227.4	$2.1	$9.9	$11.1	$1.5
Ratio of expenses to average daily net assets (before expense reduction)	1.20%[f]	1.37%[g]	1.35%	1.50%	1.93%	2.12%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	0.80%[f]	0.92%[g]	1.00%	1.11%	1.15%	1.15%[f]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.90%[f]	0.56%[g]	0.55%	0.41%	(0.03)%	(0.31)%[f]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	1.30%[f]	1.01%[g]	0.90%	0.80%	0.75%	0.68%[f]
Portfolio turnover rate[h]	79%[d]	118%	101%	96%	145%	128%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  The net asset value (NAV) disclosed in the December 31, 2015 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on December 31, 2015. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on December31, 2015.

f  Annualized.

g  Includes extraordinary expenses, approved by the Board of Directors pursuant to the Fund's expense reimbursement agreement, related to shareholder proxy expenses. Without these expenses, the ratio of expenses to average daily net assets (before expense reduction and net of expense reduction) would have been 1.36% and 0.91%, respectively; and the ratio of net investment income to average daily net assets (before expense reduction and net of expense reduction) would have been 0.57% and 1.02% respectively.

h  The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund's portfolio turnover rate would be higher.

See accompanying notes to the consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund's investment objective is to provide attractive total returns over the long term and to maximize real returns during inflationary environments. On December 6, 2016, the Board of Directors of the Fund approved the Fund's offering of Class F and Class T shares. Class F shares and Class T shares are currently not available for purchase. The authorized shares of the Fund are divided into seven classes designated Class A, C, F, I, R, T and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

Cohen & Steers Real Assets Fund Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund's investment objectives and policies as described in the Fund's prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of June 30, 2017.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$104,289,386	$104,289,386	$—	$—
Preferred Securities— $25 Par Value	712,600	712,600	—	—
Preferred Securities— Capital Securities	8,825,358	—	8,825,358	—
Corporate Bonds	3,627,712	—	3,627,712	—
U.S. Treasury Inflation- Protected Securities	2,853,229	—	2,853,229	—
Purchased Option Contracts	19,580	19,580	—	—
Short-Term Investments	49,143,192	—	49,143,192	—
Total Investments[a]	$169,471,057	$105,021,566	$64,449,491	$—
Futures Contracts	$2,218,662	$2,218,662	$—	$—
Total Unrealized Appreciation in Other Financial Instruments[a]	$2,218,662	$2,218,662	$—	$—
Futures Contracts	$(1,946,377)	$(1,946,377)	$—	$—
Total Unrealized Depreciation in Other Financial Instruments[a]	$(1,946,377)	$(1,946,377)	$—	$—

a  Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— United States
Balance as of December 31, 2016	$1,133,640
Sales	(1,150,024)
Change in unrealized appreciation (depreciation)	16,384
Balance as of June 30, 2017	$—

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Inflation adjustments to the principal amount of inflation-adjusted securities are reflected as interest income. Deflation adjustments to the principal amount of inflation-adjusted securities are reflected as reductions to interest income. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker's customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker's customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Morgan Stanley & Co. LLC serves as the Fund's FCM for the purpose of trading in commodity futures contracts, options and interests therein.

U.S. Treasury Inflation-Protected Securities: U.S. Treasury Inflation-Protected Securities (TIPS) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will increase or decrease, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed security will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2017, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from return of capital upon the final determination of the Fund's taxable income after December 31, 2017, the Fund's fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2017, no additional provisions for income tax are required

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

in the Fund's consolidated financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary's taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund's taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's and Subsidiary's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

For the six months ended June 30, 2017 and through June 30, 2019, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses, which include the expenses of the Subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2017, fees waived and/or expenses reimbursed totaled $406,058.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily net assets of the Fund. For the six months ended June 30, 2017, the Fund incurred $74,442 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted a distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A and Class T shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts. Class T shares are currently not available for purchase.

There is a maximum initial sales charge of 4.50% for Class A shares and 2.50% for Class T shares. Class T shares are currently not available for purchase. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2017, the Fund has been advised that the distributor received $1,597, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $0 and $1,769 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A, Class I and Class T shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services. Class T shares are currently not available for purchase.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,106 for the six months ended June 30, 2017.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, and U.S. government obligations for the six months ended June 30, 2017 were as follows:

	Securities	U.S. Government Obligations	Total
Purchases	$101,655,007	$886,707	$102,541,714
Sales	99,349,266	1,121,923	100,471,189

Transactions in written option contracts during the six months ended June 30, 2017, were as follows:

	Number of Contracts	Premiums
Written option contracts outstanding at December 31, 2016	—	$—
Option contracts written	500	57,935
Option contracts terminated in closing transactions	(450)	(52,446)
Option contracts exercised	(50)	(5,489)
Written option contracts outstanding at June 30, 2017	—	$—

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2017 and the effect of derivatives held during the six months ended June 30, 2017, along with the respective location in the consolidated financial statements. The volume of activity for written option contracts for the six months ended June 30, 2017 is summarized in Note 3.

Consolidated Statement of Assets and Liabilities
	Assets			Liabilities
Derivatives	Location	Fair Value		Location	Fair Value
Commodity Risk:
Futures contracts[a]	Receivable for variation margin on futures contracts	$272,285	[b]	—	$—

a  Futures contracts cleared through Morgan Stanley & Co. LLC are not subject to a master netting arrangement or another similar agreement.

b  Amount represents the cumulative appreciation/depreciation on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin receivable from broker.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Consolidated Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity Risk:
Futures contracts	Net Realized and Unrealized Gain (Loss)	$(5,518,347)	$(232,555)
Equity Risk:
Written option contracts	Net Realized and Unrealized Gain (Loss)	10,326	—

The following summarizes the volume of the Fund's futures contracts activity during the six months ended June 30, 2017:

Futures Contracts
Average Notional Balance—Long	$73,560,853
Average Notional Balance—Short	(17,681,441)
Ending Notional Balance—Long	76,877,204
Ending Notional Balance—Short	(24,531,512)

Note 5. Income Tax Information

As of June 30, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$159,590,943
Gross unrealized appreciation	$11,374,318
Gross unrealized depreciation	(1,494,204)
Net unrealized appreciation (depreciation)	$9,880,114

As of December 31, 2016, the Fund has a net capital loss carryforward of $6,423,547 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $3,388,103 and a long-term capital loss carryforward of $3,035,444, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 6. Capital Stock

On December 6, 2016, the Board of Directors of the Fund approved an increase to the Fund's authorized shares of capital stock. The Fund is authorized to issue 1.4 billion shares of capital stock, at a par value of $0.001 per share, classified in seven classes as follows: 200 million of Class A capital

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 200 million of Class I capital stock, 200 million of Class R capital stock, 200 million of Class T capital stock and 200 million of Class Z capital stock. Class F and Class T shares are currently not available for purchase.

The Board of Directors of the Fund may increase or decrease the number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A:
Sold	2,030,191	$17,906,240	564,859	$4,916,926
Issued as reinvestment of dividends and distributions	20,428	176,295	29,442	258,517
Redeemed	(305,837)	(2,665,884)	(776,514)	(6,441,682)
Net increase (decrease)	1,744,782	$15,416,651	(182,213)	$(1,266,239)
Class C:
Sold	165,658	$1,460,385	306,883	$2,626,587
Issued as reinvestment of dividends and distributions	1,139	9,803	6,884	60,176
Redeemed	(246,537)	(2,145,741)	(450,826)	(3,808,858)
Net increase (decrease)	(79,740)	$(675,553)	(137,059)	$(1,122,095)
Class I:
Sold	6,198,734	$54,564,515	10,847,661	$93,509,297
Issued as reinvestment of dividends and distributions	90,647	784,096	339,833	2,988,772
Redeemed	(7,009,114)	(61,352,936)	(5,469,286)	(46,967,029)
Net increase (decrease)	(719,733)	$(6,004,325)	5,718,208	$49,531,040
Class R:
Sold	20,814	$183,368	28,215	$236,852
Issued as reinvestments of dividends and distributions	248	2,159	465	4,101
Redeemed	(8,831)	(78,100)	(148,907)	(1,294,072)
Net increase (decrease)	12,231	$107,427	(120,227)	$(1,053,119)

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2017		For the Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class Z:
Sold	20,019	$175,605	67,027	$589,425
Issued as reinvestment of dividends and distributions	2,197	18,978	6,761	59,393
Redeemed	(7,288)	(63,935)	(79,251)	(680,825)
Net increase (decrease)	14,928	$130,648	(5,463)	$(32,007)

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Commodities Risk: Investing in physical commodities, either directly or through complex instruments such as commodity futures contracts and options on commodity futures contracts presents unique risks, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors including: drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Because the Fund has a significant portion of its assets concentrated in commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value).

Investments in commodity futures contracts and options on commodity futures contracts have a high degree of price variability and are subject to rapid and substantial price changes. Such investments could incur significant losses. There can be no assurance that the options strategy will be successful.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The use of options on commodity futures contracts is to enhance risk-adjusted total returns. The use of options, however, may not provide any, or only partial, protection for market declines. The return performance of the commodity futures contracts may not parallel the performance of the commodities or indexes that serve as the basis for the options it buys or sells; this basis risk may reduce overall returns.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company's capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Real Estate Market Risk: Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Natural Resources Risk: The Fund's investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund's shareholders would likely suffer decreased investment returns.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Derivatives Risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund's foreign currency risks may reduce returns or increase volatility, perhaps substantially.

Tax Risk: The Fund's ability to make direct and indirect investments in commodity-related derivative instruments and certain related investments, is limited by the Fund's intention to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund's status as a RIC may be jeopardized. The Fund's investment in the Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to RICs. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund's investments. The decision of the United Kingdom (UK) to exit from the European Union following the June 2016 vote on the matter (referred to as Brexit) may

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

cause uncertainty and thus adversely impact financial results of the Fund and the global financial markets. Growing tensions between the United States and other foreign powers, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the markets and the Fund. The strengthening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund's investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission's (SEC) proposed rules governing the use of derivatives by registered investment companies, the Department of Labor's (DOL) final rule on conflicts of interest on fiduciary investment advice, as well as the SEC's final rules and amendments to modernize the reporting and disclosure (Modernization) and to develop and implement a Liquidity Risk Management Program for open-end investment companies (Liquidity) could, among other things, restrict and/or increase the cost of the Fund's ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities both domestic and foreign, have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and its ability to execute its investment strategy.

The investment advisor is registered with the Commodity Futures Trading Commission (CFTC) as a commodity pool operator (CPO) with respect to the Fund and the Subsidiary. Compliance with the CFTC's disclosure, reporting and recordkeeping requirements may increase Fund expenses and may affect the ability of the Fund to use commodity interests (including futures, options on futures, commodities, and swaps) to the extent or in the manner desired.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund's prospectus.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

The Fund and its Subsidiary are commodity pools under the Commodity Exchange Act. The investment advisor has registered with the CFTC as a commodity pool operator with respect to the Fund and the Subsidiary. Because of its management of other strategies, the Fund's investment advisor is

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

also registered with the CFTC as a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund's investment strategies.

Note 9. New Accounting Guidance

In October 2016, the SEC adopted new rules and amended existing rules (together, the "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is for periods ending after August 1, 2017.

The adoption will have no effect on the Fund's net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2017 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (Independent Directors), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting of the Independent Directors held on June 6, 2017 and at a meeting of the full Board of Directors held in person on June 13, 2017, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2018 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other things, fee, expense and performance information compared to peer funds (Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund's investment advisor (the Investment Advisor); and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. The Board of Directors also considered a supplemental peer group compiled by the Investment Advisor when evaluating the Fund's performance and fees and expenses; the Investment Advisor believes the supplemental peer group is more representative of the Fund's investment strategy because most Peer Funds are not real-asset focused funds. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio

COHEN & STEERS REAL ASSETS FUND, INC.

managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, particularly noting the potential benefit that the portfolio managers' work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and the Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant blended benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds' median for the one-year period ended March 31, 2017, ranking in the third quintile, and underperformed the Peer Funds' median for the three- and five-year periods ended March 31, 2017, ranking in the fourth and third quintiles, respectively. The Board of Directors noted that the Fund underperformed its blended benchmark for the one-, three- and five-year periods ended March 31, 2017. The Board of Directors also considered the Fund's performance as compared to a peer group compiled by the Investment Advisor, and noted that the Fund outperformed the median of those funds for the three-year period and represented the peer group median for the five-year period, and underperformed the peer group median for the one-year period ended March 31, 2017, ranking three out of seven peers, three out of five peers and six out of eight peers, respectively. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund's performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance. The Board of Directors then determined that Fund performance, in light of all considerations noted above, supported the continuation of the Advisory Agreements but determined to continue to closely monitor the Fund's performance and requested that the Investment Advisor provide detailed quarterly updates for this purpose.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the actual management fee paid by the Fund as well as the total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board

COHEN & STEERS REAL ASSETS FUND, INC.

of Directors noted that the Fund's actual management fee ranked in the first quintile. The Fund's net expense ratio was slightly higher (by less than 0.01%) than the Peer Funds' median, ranking in the third quintile. The Board of Directors considered that the Investment Advisor is waiving a portion of its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors also considered the Fund's fees and expenses versus the peer group compiled by the Investment Advisor, and noted that the Fund's actual management fee was lower than the peer group median, ranking four out of eight peers, and the Fund's net expense ratio was slightly higher than the peer group median, ranking six out of eight peers. The Board of Directors also considered the recent adjustments made to the Fund's Investment Advisory Agreement and Fee Waiver and Expense Reimbursement Agreement. Effective May 1, 2016, the Fund's investment advisory fee was reduced by 0.10% to 0.80% from 0.90%, and was further reduced from 0.80% to 0.75% on November 7, 2016. The Fund's expense cap was also reduced by 0.10% from 1.00% to 0.90% on May 1, 2016, and was further reduced by an additional 0.10%, from 0.90% to 0.80%, effective November 7, 2016. Using the adjusted amounts, the Fund's net expense ratio would have been lower than the medians of the Peer Funds and the peer group compiled by the Investment Advisor. The Board of Directors, in considering the Fund's fees and expenses, took into account the additional complexity associated with managing a Fund with multiple investment disciplines. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. Some of these services include compliance, accounting and operational services, oversight of third party service providers, supervising compliance by the Fund with regulatory requirements, furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund. The Board of Directors noted that because of the Fund's asset size, the operating expenses continue to be subsidized, and the Fund is not yet profitable.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

COHEN & STEERS REAL ASSETS FUND, INC.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
LOW DURATION PREFERRED AND INCOME FUND

  •  Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

  •  Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

  •  Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Dean Junkans
Director

Richard E. Kroon
Director

Gerald J. Maginnis
Director

Jane F. Magpiong
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

Vincent L. Childers
Vice President

Jon Cheigh
Vice President

Nick Koutsoftas
Vice President

Benjamin Ross
Vice President

Francis C. Poli
Assistant Secretary

James Giallanza
Chief Financial Officer

Albert Laskaj
Treasurer

Lisa D. Phelan
Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8123
Boston, MA 02266
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—RAPAX
Class  C—RAPCX
Class  F—RAPFX*
Class  I—RAPIX
Class  R—RAPRX
Class  T—RAPTX*
Class  Z—RAPZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*  Class F and Class T shares are currently not available for purchase.

COHEN & STEERS

REAL ASSETS FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery NOW AVAILABLE

Stop traditional mail delivery; receive your shareholder reports and prospectus online.

Sign up at cohenandsteers.com

RAPAXSAR

Semiannual Report June 30, 2017

Cohen & Steers Real Assets Fund

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Chief Financial Officer
(Principal Financial Officer)

Date: September 1, 2017